Significant accounting policies and judgements - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Recoverable amount of asset or cash-generating unit	$ 25,182
Impairment expense, net of reversals	$ 739,347
2024-2028 Business Plan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	15.50%	15.50%